Summary of Significant Accounting Policies (Details) - Schedule of Calculation Basic and Diluted Net Income Per Common Share - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net loss	$ (202,713)	$ 1,685,646	$ (45,622)	$ 3,875,305
Denominator:
Basic and diluted weighted average shares outstanding	3,926,398	17,893,462	4,024,430	17,893,462	15,737,185	12,860,378
Basic and diluted net loss per share	$ (0.05)	$ 0.09	$ (0.01)	$ 0.22	$ 0.36	$ 0.37
Class B Common Stock
Numerator:
Allocation of net loss	$ (164,723)	$ 421,412	$ (43,553)	$ 974,764
Denominator:
Basic and diluted weighted average shares outstanding	3,190,560	4,500,528	3,841,930	4,500,528	4,500,528	4,534,875
Basic and diluted net loss per share	$ (0.05)	$ 0.09	$ (0.01)	$ 0.22	$ 0.36	$ 0.37